POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ (387)	$ (472)
Percentage decrease	1.00%	1.00%
Impact on liability	$ 473	$ 528
Defined benefit pension plan | Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ 38	$ 60
Percentage decrease	1.00%	1.00%
Impact on liability	$ (34)	$ (44)
Post-employment plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ (6)	$ (9)
Percentage decrease	1.00%	1.00%
Impact on liability	$ 7	$ 11
Post-employment plan | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ 1	$ 2
Percentage decrease	1.00%	1.00%
Impact on liability	$ (1)	$ (1)